Prospera Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 73.6%		Shares	Value
Global X US Preferred ETF		318	$6,179
iShares 0-3 Month Treasury Bond ETF		1,238	124,667
iShares 0-5 Year High Yield Corporate Bond ETF		1,226	53,086
iShares 10+ Year Investment Grade Corporate Bond ETF		120	6,185
iShares Broad USD High Yield Corporate Bond ETF		496	18,739
iShares Core High Dividend ETF		196	24,000
NEOS Nasdaq-100 Hedged Equity Income ETF		230	12,511
ProShares Investment Grade-Interest Rate Hedged ETF		788	62,252
Simplify High Yield ETF		1,366	31,295
SPDR Bloomberg Emerging Markets USD Bond ETF		246	6,197
Strive Enhanced Income Short Maturity ETF		3,218	65,261
Templeton Emerging Markets Income Fund		1,022	6,336
VanEck Emerging Markets High Yield Bond ETF		310	6,215
VanEck International High Yield Bond ETF		282	6,241
VanEck Preferred Securities ex Financials ETF		348	6,184
Virtus InfraCap US Preferred Stock ETF		1,136	24,663
TOTAL EXCHANGE TRADED FUNDS (Cost $460,339)			460,011

CLOSED-END FUNDS - 29.2%		Shares	Value
abrdn Income Credit Strategies Fund		2,152	12,482
BlackRock Corporate High Yield Fund, Inc.		662	6,289
BlackRock Technology and Private Equity Term Trust		1,874	12,556
Blackstone Strategic Credit 2027 Term Fund		1,540	18,742
Brookfield Real Assets Income Fund, Inc.		1,400	18,704
Calamos Convertible Opportunities and Income Fund		584	6,301
Eaton Vance Tax Managed Global Buy Write Opportunities Fund		696	6,299
First Trust High Yield Opportunities 2027 Term Fund		858	12,432
Highland Opportunities and Income Fund		1,938	12,306
Invesco Municipal Trust		1,244	12,005
Invesco Trust for Investment Grade New York Municipals		1,302	14,348
Neuberger Berman Real Estate Securities Income Fund, Inc.		1,952	6,305
Nuveen Core Plus Impact Fund		1,712	18,849
Virtus Total Return Fund, Inc.		984	6,347
Western Asset Emerging Markets Debt Fund, Inc.		1,842	19,009
TOTAL CLOSED-END FUNDS (Cost $182,472)			182,974

TOTAL INVESTMENTS - 102.8% (Cost $642,811)			642,985
Liabilities in Excess of Other Assets - (2.8)%			(17,809)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$625,176
two			–%
Percentages are stated as a percent of net assets.			–%

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Prospera Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$460,011	$–	$–	$460,011
Closed-End Funds	182,974	–	–	182,974
Total Investments	$642,985	$–	$–	$642,985

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of September 30, 2025
(% of Net Assets)

Exchange Traded Funds	$460,011	73.6%
Closed-End Funds	182,974	29.2
Liabilities in Excess of Other Assets	(17,809)	(2.8)
	625,176	100.0%